Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
C000012179
Account Value [Line Items]
Account Value	$ 129,837	$ 128,033	$ 119,935	$ 115,783	$ 102,775	$ 114,233	$ 106,968	$ 109,914	$ 99,699	$ 101,767	$ 101,207	$ 105,246	$ 102,664	$ 98,070	$ 96,611	$ 81,542	$ 66,838	$ 66,304	$ 61,257	$ 73,661	$ 70,763	$ 68,642	$ 68,404	$ 64,077	$ 63,343	$ 68,834	$ 66,739	$ 69,893	$ 64,364	$ 62,039	$ 59,325	$ 56,963	$ 51,644	$ 51,504	$ 49,839	$ 45,749	$ 50,927	$ 52,913	$ 52,862	$ 49,317	$ 50,000
C000012178
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 25,708	25,357	23,761	22,948	20,376	22,653	21,211	21,801	19,785	20,194	20,095	20,898	20,391	19,482	19,196	16,205	13,285	13,185	12,185	14,658	14,079	13,665	13,619	12,759	12,617	13,717	13,303	13,934	12,833	12,372	11,838	11,365	10,306	10,285	9,954	9,139	10,176	10,573	10,567	9,859	10,000
C000012181
Account Value [Line Items]
Account Value	$ 137,471	136,481	126,420	121,590	105,546	114,767	105,745	106,121	98,555	102,658	102,589	111,291	111,811	107,198	103,366	88,511	74,767	73,461	65,852	76,286	72,591	70,778	70,130	64,784	65,440	68,043	64,282	68,971	62,612	60,685	59,013	56,736	52,317	52,763	50,833	46,849	50,832	52,041	51,848	49,018	50,000
C000012180
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 27,283	27,092	25,101	24,142	20,963	22,802	21,011	21,090	19,589	20,410	20,401	22,134	22,242	21,329	20,569	17,617	14,885	14,629	13,118	15,195	14,461	14,104	13,979	12,918	13,050	13,570	12,824	13,761	12,495	12,112	11,781	11,328	10,447	10,540	10,156	9,362	10,157	10,403	10,365	9,802	10,000
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Account Value	$ 116,959	113,594	105,744	101,460	89,298	98,950	93,230	95,644	89,178	91,382	92,113	96,054	95,888	92,707	90,915	77,855	66,701	66,540	62,302	74,794	72,161	70,796	70,013	65,107	64,885	67,298	64,195	68,395	62,974	61,437	59,715	58,346	53,467	54,004	51,235	46,821	50,265	51,245	51,443	49,285	50,000
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	22,719	21,149	20,292	17,860	19,790	18,646	19,129	17,836	18,276	18,423	19,211	19,178	18,541	18,183	15,571	13,340	13,308	12,461	14,959	14,432	14,159	14,003	13,021	12,977	13,460	12,839	13,679	12,595	12,287	11,943	11,669	10,693	10,801	10,247	9,364	10,053	10,249	10,289	9,857	10,000
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Account Value	$ 116,959	113,594	105,744	101,460	89,298	98,950	93,230	95,644	89,178	91,382	92,113	96,054	95,888	92,707	90,915	77,855	66,701	66,540	62,302	74,794	72,161	70,796	70,013	65,107	64,885	67,298	64,195	68,395	62,974	61,437	59,715	58,346	53,467	54,004	51,235	46,821	50,265	51,245	51,443	49,285	50,000
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	22,719	21,149	20,292	17,860	19,790	18,646	19,129	17,836	18,276	18,423	19,211	19,178	18,541	18,183	15,571	13,340	13,308	12,461	14,959	14,432	14,159	14,003	13,021	12,977	13,460	12,839	13,679	12,595	12,287	11,943	11,669	10,693	10,801	10,247	9,364	10,053	10,249	10,289	9,857	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Account Value	$ 160,401	154,975	140,906	135,428	116,237	127,968	115,099	113,667	107,236	113,627	113,649	124,115	129,113	123,216	117,603	104,742	89,617	88,692	77,877	86,890	81,479	80,048	78,810	72,183	71,855	74,878	70,001	73,900	67,432	64,311	61,913	59,045	54,399	55,380	52,220	48,507	52,202	53,051	52,364	49,778	50,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,080	30,995	28,181	27,086	23,247	25,594	23,020	22,733	21,447	22,725	22,730	24,823	25,823	24,643	23,521	20,948	17,923	17,738	15,575	17,378	16,296	16,010	15,762	14,437	14,371	14,976	14,000	14,780	13,486	12,862	12,383	11,809	10,880	11,076	10,444	9,701	10,440	10,610	10,473	9,956	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Account Value	$ 160,401	154,975	140,906	135,428	116,237	127,968	115,099	113,667	107,236	113,627	113,649	124,115	129,113	123,216	117,603	104,742	89,617	88,692	77,877	86,890	81,479	80,048	78,810	72,183	71,855	74,878	70,001	73,900	67,432	64,311	61,913	59,045	54,399	55,380	52,220	48,507	52,202	53,051	52,364	49,778	50,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,080	$ 30,995	$ 28,181	$ 27,086	$ 23,247	$ 25,594	$ 23,020	$ 22,733	$ 21,447	$ 22,725	$ 22,730	$ 24,823	$ 25,823	$ 24,643	$ 23,521	$ 20,948	$ 17,923	$ 17,738	$ 15,575	$ 17,378	$ 16,296	$ 16,010	$ 15,762	$ 14,437	$ 14,371	$ 14,976	$ 14,000	$ 14,780	$ 13,486	$ 12,862	$ 12,383	$ 11,809	$ 10,880	$ 11,076	$ 10,444	$ 9,701	$ 10,440	$ 10,610	$ 10,473	$ 9,956	$ 10,000